Transactions With Related Parties	12 Months Ended
Dec. 31, 2015
Transactions With Related Parties
Transactions with Related Parties

12. TRANSACTIONS WITH RELATED PARTIES

During the year ended December 31, 2015, the Company paid or accrued management fees of $36,000 (2014 - $20,658) to a company controlled by a director and Corporate Secretary and $24,000 (2014 - $Nil) to a company controlled by a director and Chief Financial Officer. As of December 31, 2015, $5,000 (December 31, 2014 - $Nil) of accrued management fees were included in accounts payable and accrued liabilities.

During the year ended December 31, 2015, the Company paid or accrued director and management fees of $Nil (2014 - $23,316) to two former directors of the Company.

On September 16, 2015, 5,250,000 stock options were granted to directors and officers with a total fair value of $260,439 at the date of grant, $79,566 of which was amortized and recorded in the statement of loss and comprehensive loss during the year ended December 31, 2015.